RELATED PARTY TRANSACTIONS - SCHEDULE OF LOAN RECEIVABLE (Details) - USD ($)	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	May 31, 2022	Jun. 30, 2021	Jul. 31, 2020	Jun. 25, 2015
IfrsStatementLineItems [Line Items]
Due from affiliates	$ 0		$ 9,463,164
Latam logistics investments llc
IfrsStatementLineItems [Line Items]
Interest receivable	0		2,324,041
Due from affiliates	$ 0	$ 6,265,000	$ 7,139,123	$ 6,950,000	$ 4,850,000	$ 4,165,000	$ 3,015,000